BALTIA AIR LINES, INC.NOTES TO FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

BALTIA AIR LINES, INC.
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization and Operations

The Company was formed as a U.S. airline on August 24, 1989 in the State of New York. Our objective is to provide scheduled air transportation from the U.S. to Russia, the Baltic States and Ukraine. In 1991, the Department of Transportation (DOT) granted the Company routes to provide non-stop passenger, cargo and mail service from JFK to St. Petersburg and from JFK to Riga, with online service to Minsk, Kiev and Tbilisi as well as back up service to Moscow. We have two registered trademarks "BALTIA" and "VOYAGER CLASS," and five trademarks subject to registration. Our activities to date have been devoted principally to raising capital, obtaining route authority and approval from the DOT and the FAA, training crews, and conducting market research to develop the Company's marketing strategy.

We intend to operate as a Part 121 carrier, a heavy jet operator.   As such, following certification we will be required to maintain our air carrier standards as prescribed by DOT and FAA regulation and as specified in the FAA approved Company manuals.   As part of its regulatory compliance we will be required to submit periodic reports of our operations to the DOT.

2. Property and Equipment

A summary of property & equipment is as follows:

	Estimated Useful Life	2011	2010
Airplanes (2)	10-15 years	$3,257,085	$2,851,347
Office equipment and other	5-7 years	256,441	159,961
Less accumulated depreciation		(109,268)	(92,782)
Net		3,404,258	2,918,526
Current depreciation expense		$16,486	$6,924

3. Stockholders' Equity

Description of Securities

Common Stock: We have been authorized 2,000,000,000 shares of Common Stock at $.0001 par value per share. As of December 31, 2011, a total of 1.718,031,382 shares of Common Stock were issued and outstanding and held by over 500 shareholders. In addition, we have granted options and warrants to issue up to approximately 133,800,000 more shares of our common stock. Holders of Common Stock are entitled to receive dividends, when and if declared by the board of directors, subject to prior rights of holders of any Preferred Stock then outstanding and to share ratably in the net assets of the company upon liquidation. Holders of Common Stock do not have preemptive or other rights to subscribe for additional shares. The Certificate of Incorporation does not provide for cumulative voting. Shares of Common Stock have equal voting, dividend, liquidation and other rights, and have no preference, exchange or appraisal rights.

Preferred Stock: We are authorized to issue up to a maximum of 2 million shares (66,500 shares outstanding) of Preferred Stock. We can issue these shares as our board of directors shall from time to time fix by resolution. Our Preferred Stock is not entitled to share in any dividends declared on the Common Stock and has no voting rights. Each share is convertible in to 3 shares of Common. The liquidation preference is set by this conversion formula and results in a pro rata claim on the Company’s assets based upon the underlying common shares issuable (199,500) upon conversion.

Recent Issuance of Unregistered Securities

2011:

Stock Issued for Cash

We issued 241,369,947 shares of our common stock in exchange for receiving a total of $7,807,242 in cash net of offering expenses of. The shares are registered and not subject to restrictions as to transferability.

Stock Issued for Services

We issued 357,846,441 shares of our common stock in exchange for services. The shares were valued at $17,438,892 or about $0.049 per share which reflected the weighted average market value at the time of issuance. 148,500,000 of the shares valued at approximately $7.2 million were issued to Igor Dmitrowsky our president.

2010:

Stock Issued for Cash

We issued 115,776,464 shares of our common stock in exchange for receiving a total of $4,377,454 in cash net of offering expenses of. The shares are registered and not subject to restrictions as to transferability.

Stock Issued for Services

We issued 252,658,491 shares of our common stock in exchange for services. The shares were valued at $15,009,850 or about $0.059 per share which reflected the weighted average market value at the time of issuance. 149,000,000 of the shares valued at approximately $8.8 million were issued to Igor Dmitrowsky our president. We also issued 6.8 million shares valued at $202,000 as a debt incentive.

Summary of Option Activity

The following table provides summary information on options issued by our company in unapproved equity compensation plans; the warrants exercised to date; the warrants that are presently exercisable and the current exercise prices of such warrants.

	All Plan & Non-Plan Compensatory Type Options
		Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value*

	Shares
Options outstanding at December 31, 2009	28,979,318	$0.02
Granted	3,400,000	$0.10
Exercised	-	Nil
Lapsed	-	$0.00
Options outstanding at December 31, 2010	32,379,318	$0.03	2.7	$1,727,949
Granted	-	$0.00
Exercised	-	$0.00
Lapsed	(26,822,500)	$0.00
Options outstanding at December 31, 2011	5,556,818	$0.07	3.6	$111,073
Options exercisable at December 31, 2011	5,556,818	$0.07	3.6	$111,073
* Amount by which the fair value of the stock at the balance sheet date exceeds the exercise price

  The following table summarizes the status of the Company's aggregate warrants as of December 31, 2011:

	Options Outstanding			Options Exercisable
Range of exercise prices	Shares	weighted average exercise price	Weighted average remaining life in months	Shares	weighted average exercise price

$ 0.01-$ 0.05	3,276,818	$0.01	39.9	3,276,818	$0.01
$ 0.06-$ .25	2,280,000	$0.17	48.0	2,280,000	$0.17

Total Shares	5,556,818			5,556,818

4. Income Taxes

The Company has approximately $ 18.6 million in available net operating loss carryovers available to reduce future income taxes. These carryovers expire at various dates through the year 2032. The Company has adopted ASC 740, Accounting for Income Taxes which provides for the recognition of a deferred tax asset based upon the value the loss carry-forwards will have to reduce future income taxes and management's estimate of the probability of the realization of these tax benefits. We have determined it more likely than not that these timing differences will not materialize and have provided a valuation allowance against our entire net deferred tax asset of approximately $6.1 million.

Utilization of federal and state NOL and tax credit carry-forwards may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986, as amended, and similar state provisions. The annual limitation may result in the expiration of NOL and tax credit carry-forwards before full utilization.

5. Commitments and Contingencies

Facilities: The Company leases office space for its administrative offices, under three month to month agreements, at a combined monthly rental of approximately $27,000. In 2011 and 2010 expense was $336,979 and $387,898 respectively.

6. Long-Term Debt-Related Party:

On December 1, 2010, the Company entered into a loan arrangement with a company owned or controlled by one of our directors for a total amount of $1,150,000. The Company issued a note bearing interest at 9% per annum payable quarterly and a maturity date of March 31, 2013. The Company will be obligated to repay the note prior to the maturity date upon raising $4 million or from the proceeds of operating revenue. As a loan inducement the Company issued 6.8 million shares of common stock and 3.4 million warrants. A placement fee of $50,000 was paid from the proceeds of this loan. The note is secured by both aircraft up to a limit of $2.9 million.

The Company recorded the relative fair value of the shares and warrants of $294,297 as additional paid-in capital and established a discount debt. The discount is being amortized over the life of the note (27 months) at an effective rate of 14.98%. The note is carried net of the discount. Future accretion of the carrying value of the note is expected as follows:

Face amount of note	$1,150,000
Amortization of discount through 2012	(146,059)
Current carrying value	$1,003,941

  7. Supplementary Cash Flow Disclosure:

	2011	2010
Fair Value of equity instruments issued as loan incentives	$ -0-	$294,297

8. Going Concern

The accompanying financial statements have been prepared assuming that the company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. Currently, the Company has a minimum cash balance available for the payment of ongoing operating expenses, and its operations has not of yet produced any revenue, which would allow it to cover its operational costs and allow it to continue as a going concern. Since inception, the Company has incurred a deficit during its development stage of approximately $75.0 million and consumed approximately $21.0 million. The continued operations of the Company is dependent upon implementing airline service that would generate profits and raising sufficient capital through placement of its common stock or issuance of debt securities, which would enable the Company to carry out its business plan.

In the event we do not generate sufficient funds from revenues or financing through the issuance of our common stock or from debt financing, we may be unable to fully implement our business plan and pay our obligations as they become due, any of which circumstances would have a material adverse effect on our business prospects, financial condition, and results of operations. The accompanying financial statements do not include any adjustments that might be required should the Company be unable to recover the value of its assets or satisfy its liabilities.

During 2011 and into 2012, we continue to finance our operations through the issuance of our common stock and the continued exercise of warrants. Until revenue operations begin, our monthly expenditures for administrative and regulatory compliance can be controlled at about $180,000-$200,000.

In 2011, we raised $7.8 million a private placement in order to start revenue flight operations. Revenue services did not start in 2011 as planned, and, as of April 15, 2012, we still have not implemented revenue producing services. At the time flight service is inaugurated, the company plans to have approximately 15 management and 45 staff personnel.

Management has considered the overall pipeline effect that enhances the initial cash position of a startup carrier. It is the industry practice for passengers to purchase tickets in advance of their flights while service vendors bill the carrier later.

In order that a new airline would not fly empty on day one, approximately 30 days prior to the expected inaugural date the DOT authorizes sales of tickets and cargo. Such funds from advance sales, estimated at approximately $3 million for the company, accumulate in an escrow account, and are released upon the issuance of the air carrier certificate.

There can be no assurance that additional financing will be available on terms favorable to us or at all. If adequate funds are not available or are not available on acceptable terms, we may not be able to fund expansion.